SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 26, 2020 USD ($)	Dec. 25, 2021 USD ($) item contract customer	Dec. 26, 2020 USD ($)	Dec. 28, 2019
Summary of significant accounting policies
Number of markets | item		3
Requisite ownership to consolidate (in hundredths) (or more)		50.00%
Length of fiscal year		364 days	364 days	364 days
Restricted investments		$ 19,300
Accounts receivable retainage	$ 8,700	$ 7,800	$ 8,700
Accounts receivable retainage, collection period		18 months
Inventory on consignment	20,800	$ 37,800	20,800
Number of insurance contracts with third party by Ardellis | contract		43
Reserve associated with contracts to third party by Ardellis	4,500	$ 7,100	4,500
Goodwill
Goodwill impairment			11,485
New accounting pronouncement
Retained earnings	1,182,680	1,678,121	1,182,680
Right-of-use assets	77,245	96,703	77,245
Operating lease liability		$ 99,787
Construction | Commercial
Goodwill
Goodwill impairment	11,500
Accounts receivables | Customer Concentration | Top two customers
Summary of significant accounting policies
Top two customers | customer		2
Concentration of accounts receivable related to largest customers	$ 97,900	$ 87,600	$ 97,900
Minimum
Summary of significant accounting policies
Length of fiscal year		364 days
Maximum
Summary of significant accounting policies
Length of fiscal year		371 days